Related undertakings - Disclosure of wholly owned subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Shares Class B, Class C and Class D
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Shares Class E, Class F, Class G, Class H and Class I
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.36%
Shares Class J
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	95.32%
Shares Class K
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%